UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-01

Check here if Amendment [  ]; Amendment number:
This Amendment (Check only one):[  ] is a restatement
						  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Sheets, Smith and Associates, Inc.
Address:	3000 Bethesda Place
	Suite 501
	Winston-Salem, NC  27103

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	Patricia A. Thompson
Title:	Assistant Vice President
Phone:	336-765-2020

Signature, place and Date of Signing:

 David B. Gilbert	Winston-Salem, NC	October 9, 2001
	[Signature]	[City, State]	[Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	63
Form 13F Information Table Value Total:	183,730


                              TITLE OF                    VALUE               INVSTMT   OTHER VOTING AUTH.
NAME OF ISSUER                   CLASS     CUSIP       (X$1000)      SHARES   DSCRETN   MNGRS     SOLE SH'DNONE

AES CORP                        Common     00130H105      1,678      38,975      Sole    n/a      38,975    0   0
AMGEN INC                       Common       31162100     2,350      38,052      Sole    n/a      38,052    0   0
AOL TIME WARNER INC             Common     00184A105     72,975   1,376,889      Sole    n/a   1,376,889    0   0
BANK OF AMERICA CORP            Common       60505104       685      11,404      Sole    n/a      11,404    0   0
BANK OF GRANITE CORP            Common       62401104       453      19,902      Sole    n/a      19,902    0   0
BROADWING INC-COM               Common      111620100     1,254      51,400      Sole    n/a      51,400    0   0
BROWN & BROWN INC               Common      115236101       500      11,912      Sole    n/a      11,912    0   0
CARNIVAL CORP-COM               Common      143658102     1,866      60,793      Sole    n/a      60,793    0   0
Cisco Systems Inc.              Common     17275R102        466      24,139      Sole    n/a      24,139    0   0
COLGATE PALMOLIVE CO            Common      194162103     1,618      27,434      Sole    n/a      27,434    0   0
CONCORD EFS INC                 Common      206197105     2,223      39,800      Sole    n/a      39,800    0   0
DELLPUTER CORPORATION           Common      247025109     2,894     107,453      Sole    n/a     107,453    0   0
DENBURY RESOURCES INC           Common      247916208       414      46,000      Sole    n/a      46,000    0   0
DISNEY (WALT) HOLDING CO        Common      254687106       317      10,976      Sole    n/a      10,976    0   0
DOLLAR TREE STORES INC          Common      256747106     1,365      49,046      Sole    n/a      49,046    0   0
EL PASO CORP                    Common     28336L109      1,725      32,921      Sole    n/a      32,921    0   0
ENERGY SELECT SPDR              Common     81369Y506      3,263     107,500      Sole    n/a     107,500    0   0
FIRST UNION CORP                Common      337358105       710      20,329      Sole    n/a      20,329    0   0
GATEWAY INC                     Common      367626108       334      20,324      Sole    n/a      20,324    0   0
General Electric Co.            Common     369604103      1,374      28,150      Sole    n/a      28,150    0   0
Grainger WW Inc                 Common     384802104      1,154      27,710      Sole    n/a      27,710    0   0
GUARANTY FINANCIAL CORP VA      Common      401086103        79      10,000      Sole    n/a      10,000    0   0
HEALTH MGMT ASSOC INC NEW CL A  Common      421933102       600      28,497      Sole    n/a      28,497    0   0
HIGH STR BKG CO N C             Common      429912108       403      53,700      Sole    n/a      53,700    0   0
HOUSTON EXPLORATIONPANY         Common      442120101       572      18,800      Sole    n/a      18,800    0   0
I Shr DJ US RE                  Common     464287739      1,482      18,000      Sole    n/a      18,000    0   0
I Shr Rus 2000                  Common     464287655      2,548      25,000      Sole    n/a      25,000    0   0
I Shr S&P 500                   Common     464287200     10,061      82,000      Sole    n/a      82,000    0   0
I Shr S&P Mid Cap 400           Common     464287507      3,112      30,000      Sole    n/a      30,000    0   0
I Shr S&P Smallcap 600          Common     464287804      1,140      10,000      Sole    n/a      10,000    0   0
INTEL CORP                      Common      458140100     2,900      95,097      Sole    n/a      95,097    0   0
JOHNSON & JOHNSON               Common      478160104     2,395      48,263      Sole    n/a      48,263    0   0
Lowes Companies Inc.            Common     548661107      7,673     104,612      Sole    n/a     104,612    0   0
LUCENT TECHNOLOGIES INC         Common      549463107        79      12,136      Sole    n/a      12,136    0   0
MCCORMICK & CO INC NON VTG      Common      579780206     1,237      29,400      Sole    n/a      29,400    0   0
MEADE INSTRUMENTS CORP          Common      583062104       264      41,000      Sole    n/a      41,000    0   0
MERCK & CO INC                  Common      589331107     2,231      34,891      Sole    n/a      34,891    0   0
MICROSOFT CORP                  Common      594918104     4,063      56,424      Sole    n/a      56,424    0   0
Midcap Spdr Tr UIT              Common     595635103      4,382      46,000      Sole    n/a      46,000    0   0
MRV COMMUNICATIONS INC          Common      553477100       237      25,330      Sole    n/a      25,330    0   0
PALM INC-COM                    Common      696642107        76      12,521      Sole    n/a      12,521    0   0
PEPSICO INC                     Common      713448108     2,117      48,117      Sole    n/a      48,117    0   0
PFIZER INC                      Common      717081103     2,205      54,178      Sole    n/a      54,178    0   0
Pharmaceutical Holders Trust    Common     71712A206      1,910      20,000      Sole    n/a      20,000    0   0
POINT.360-COM                   Common      730698107        22      11,000      Sole    n/a      11,000    0   0
PREMIER CMNTY BANKSHARES        Common      740473103        98      13,935      Sole    n/a      13,935    0   0
SARA LEE CORP                   Common      803111103     1,981     104,586      Sole    n/a     104,586    0   0
SCHWAB CHARLES CORP NEW         Common      808513105       839      51,575      Sole    n/a      51,575    0   0
SCIOS, INC                      Common      808905103     1,141      51,000      Sole    n/a      51,000    0   0
SERVICEMASTER CO                Common     81760N109      1,081      90,068      Sole    n/a      90,068    0   0
Siga Technologies               Common     826917106         67      16,667      Sole    n/a      16,667    0   0
Sonoco Products Co              Common     835495102        694      27,875      Sole    n/a      27,875    0   0
SOUTHWEST AIRLS CO              Common      844741108       387      20,936      Sole    n/a      20,936    0   0
S&P Dep. Rec.                   Common     78462F103     18,880     154,000      Sole    n/a     154,000    0   0
Syncor Intl                     Common     87157J106        302      10,000      Sole    n/a      10,000    0   0
TRIGON HEALTHCARE INC           Common     89618L100      2,137      33,150      Sole    n/a      33,150    0   0
U S TECHNOLOGIES INC            Common     91272D309        118     589,014      Sole    n/a     589,014    0   0
US 1 Industries Inc.            Common     903369106          3      15,000      Sole    n/a      15,000    0   0
US Bancorp Del New              Common     902973304        515      22,608      Sole    n/a      22,608    0   0
WACHOVIA CORP                   Common      929771103       716      10,065      Sole    n/a      10,065    0   0
WAL MART STORES,INC             Common      931142103     2,535      51,850      Sole    n/a      51,850    0   0
WELLS FARGO & CO NEW            Common      949746101       492      10,595      Sole    n/a      10,595    0   0
WORLDCOM INC                    Common     98157D106        338      22,702      Sole    n/a      22,702    0   0